Segment Reporting Properties (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 25, 2010
Segment Reporting
Net properties	$ 1,430.1	[1]	$ 1,388.7	[1]
Canada
Segment Reporting
Net properties	877.5	[1]	864.7	[1]
United States and Territories
Segment Reporting
Net properties	35.7	[1]	41.8	[1]
United Kingdom
Segment Reporting
Net properties	456.3	[1]	441.9	[1]
Other foreign countries
Segment Reporting
Net properties	$ 60.6	[1]	$ 40.3	[1]

[1]	Includes net properties based on geographic location. The increase to Other foreign countries is primarily attributable to our acquisition of a controlling stake in MC Cobra India.